Financial Instruments - Schedule of Liabilities As Per Statement Of Financial Position (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Other liabilities	R$ 145,605	R$ 145,501
Financial liabilities	27,751,247	27,180,502
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	26,930,254	26,828,802
FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	820,993	351,700
Deposits from banking customers [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	4,023,679	2,201,861
Deposits from banking customers [Member] | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	4,023,679	2,201,861
Deposits from banking customers [Member] | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts Payable To Clients [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	16,614,513	15,726,503
Accounts Payable To Clients [Member] | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	16,614,513	15,726,503
Accounts Payable To Clients [Member] | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade Accounts Payable
Disclosure of financial liabilities [line items]
Financial liabilities	596,044	372,547
Trade Accounts Payable | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	596,044	372,547
Trade Accounts Payable | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans And Financing [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	4,575,877	6,135,215
Loans And Financing [Member] | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	4,575,877	6,135,215
Loans And Financing [Member] | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Obligations To FIDC Quota Holders [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	975,248	2,227,174
Obligations To FIDC Quota Holders [Member] | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	975,248	2,227,174
Obligations To FIDC Quota Holders [Member] | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative Financial Instruments [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	209,714	23,244
Derivative Financial Instruments [Member] | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative Financial Instruments [Member] | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	209,714	23,244
Other Liabilities [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	756,172	493,958
Other Liabilities [Member] | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	144,893	165,502
Other Liabilities [Member] | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	611,279	328,456
Financial liabilities at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	R$ 27,751,247	R$ 27,180,502